Additional information: Condensed statements of comprehensive income of the parent company (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional information: condensed financial statements of the Company
Selling expenses	¥ (241,043,000)	¥ (232,254,000)	¥ (226,474,000)
General and administrative expenses	(100,785,000)	(138,605,000)	(150,379,000)
Finance income	404,000	78,000	155,000
Finance costs	(8,717,000)	(14,474,000)	(21,635,000)
Fair value loss of convertible note		(116,000)	(26,506,000)
Loss before income tax	(1,347,000)	(55,058,000)	(94,173,000)
Income tax expense	23,726,000	(15,136,000)	(18,067,000)
Loss for the year	(25,073,000)	(39,922,000)	(76,106,000)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(302,000)	(790,000)	(665,000)
Total other comprehensive income/(loss) for the year, net of tax	(302,000)	(2,288,000)	5,299,000
Total comprehensive loss for the year	(25,375,000)	(42,210,000)	(70,807,000)
Parent company
Additional information: condensed financial statements of the Company
Loss from subsidiaries	(18,663,000)	(26,521,000)	(30,294,000)
General and administrative expenses	3,338,000	(14,089,000)	(34,575,000)
Finance income	2,343,000		5,269,000
Finance costs		(528,000)
Other loss, net		20,420,000	(7,000)
Fair value loss of convertible note		(116,000)	(26,506,000)
Loss before income tax	(12,982,000)	(20,834,000)	(86,113,000)
Loss for the year	(12,982,000)	(20,834,000)	(86,113,000)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(302,000)	(791,000)	(665,000)
Total other comprehensive income/(loss) for the year, net of tax	(302,000)	(791,000)	(665,000)
Total comprehensive loss for the year	¥ (13,284,000)	¥ (21,625,000)	¥ (86,778,000)